INVENTORIES	6 Months Ended
Jun. 30, 2025
INVENTORIES
INVENTORIES

NOTE 5 — INVENTORIES

	As of
	December 31, 2024	June 30, 2025
Finished goods	$717,312	$742,279
Raw materials	348,910	411,192
Work in progress	230,355	276,905
Inventories	$1,296,577	$1,430,376